SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Concentration Risk [Line Items]
Revenue	$ 521,241	$ 895,978	$ 1,277,066
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 194,598	$ 264,686	$ 208,085
Concentration risk percentage	37.00%	30.00%	16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 134,551	$ 147,268
Concentration risk percentage	26.00%	16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue		$ 142,807
Concentration risk percentage		16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenue	$ 75,562	$ 121,509	$ 140,856
Concentration risk percentage	14.00%	14.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenue			$ 233,846
Concentration risk percentage			18.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Revenue	$ 4	$ 676,270	$ 582,787
Concentration risk percentage	77.00%	76.00%	45.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Revenue	$ 112,285	$ 205,573	$ 282,980
Concentration risk percentage	37.00%	46.00%	51.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Revenue	$ 36,047
Concentration risk percentage	12.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Revenue		$ 59,604
Concentration risk percentage		13.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Revenue	$ 148,332	$ 305,707	$ 282,980
Concentration risk percentage	49.00%	59.00%	51.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37.00%
Accounts receivable		$ 85,984
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	73.00%	40.00%
Accounts receivable	$ 121,524	$ 94,060
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	12.00%
Accounts receivable	$ 29,412
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	90.00%	89.00%
Accounts receivable	$ 150,936	$ 208,542
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Accounts receivable		$ 28,498
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		33.00%
Accounts payable		$ 17,147
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	84.00%
Accounts payable	$ 31,349	$ 43,874
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	57.00%	26.00%
Accounts payable	$ 17,812	$ 13,706
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.00%	25.00%
Accounts payable	$ 13,537	$ 13,021